STOCK OPTIONS (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
STOCK OPTIONS [Abstract]
Shares, beginning balance outstanding	5,150,000	2,275,000
Shares, Granted	1,350,000	4,225,000
Shares, Exercised	(50,000)	(1,250,000)
Shares, Cancelled	(125,000)	(100,000)
Shares, ending balance outstanding	6,325,000	5,150,000
Shares, Balance exercisable	5,189,587
Weighted Average Exercise Price, beginning balance outstanding	$ 0.26	$ 0.16
Weighted Average Exercise Price, ending balance outstanding	0.33	$ 0.26
Weighted Average Exercise Price, Balance exercisable	$ 0.32